Accounts Payable and Accrued Liabilities (Table)	12 Months Ended
Dec. 31, 2018
Payables And Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

	December 31,
	2018	2017
Trade payables	$5,530	$6,780
Machinery and equipment payables	861	2,191
Accrued expenses	26,810	32,620
Value added tax payable	420	239
Other tax payable	1,361	619
Withholding tax payable	71	75
Bonus and benefit payables	6,219	8,213
Other payables	8,719	8,681
Total accounts payable and accrued liabilities	$49,991	$59,418